Trade and Other Payables	6 Months Ended
Jul. 31, 2020
Trade and other payables [abstract]
Trade and Other Payables
11	Trade and Other Payables

	31 July 2020 NZ $000’s	31 January 2020 NZ $000’s
Current:
Trade payables	7,842	10,407
Accruals	5,007	8,593
Employee benefit liabilities	4,326	3,430
	17,175	22,430

Trade and other payables are unsecured, non-interest bearing and are normally due within 30 days however some trade creditors are out of term as at 31 July 2020 and subsequent to the end of the financial period the Group has reduced the out of term trade creditors but further work is required to bring all of the creditors in term. The carrying amounts are considered to be a reasonable approximation of fair value.